Customers and other Accounts Receivable - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Trade and Other Receivables [Line Items]
Accounts receivable average payment term	46 days	36 days
Credit loss experience period	2 years
(Impairment) reversal of accounts receivables recognized in the income statement	$ (447,441)	$ 582,855
Pemex fertilizers [member]
Trade and Other Receivables [Line Items]
Expected percentage of credit loss for accounts receivable	1.72%	0.72%
Pemex industrial transformation [member]
Trade and Other Receivables [Line Items]
Expected percentage of credit loss for accounts receivable	1.06%	2.70%
Pemex corporate [member]
Trade and Other Receivables [Line Items]
Expected percentage of credit loss for accounts receivable	1.53%	3.15%
Pemex ethylene [member]
Trade and Other Receivables [Line Items]
Expected percentage of credit loss for accounts receivable		0.69%
Pemex logistics [member]
Trade and Other Receivables [Line Items]
Expected percentage of credit loss for accounts receivable	1.20%	10.80%
Pemex drilling and services [member]
Trade and Other Receivables [Line Items]
Expected percentage of credit loss for accounts receivable		21.71%
PMI CIM [member]
Trade and Other Receivables [Line Items]
Expected percentage of credit loss for accounts receivable	0.07%	0.06%
PMI TRD [member]
Trade and Other Receivables [Line Items]
Expected percentage of credit loss for accounts receivable	0.47%	4.65%